OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
OTHER LONG-TERM LIABILITIES	OTHER LONG-TERM LIABILITIES

As at December 31 (millions of dollars)	2024	2023
Post-retirement and post-employment benefit liability (Note 19)	1,574	1,516
Lease obligations (Note 22)	40	36
Asset retirement obligations (Note 21)	38	36
Environmental liabilities (Note 20)	36	41
Due to related parties	17	22
Derivative liabilities (Note 17)	3	2
Other long-term liabilities	42	36
	1,750	1,689